Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use Assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost as of January 1, 2024	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation as of January 1, 2024	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value as of January 1, 2024	65.3	55.1	90.8	2.8	214.0

Twelve-month period ended December 31, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	0.1	4.4	1.9	—	6.4
Additions	57.4	76.2	18.7	1.4	153.8
Disposals	—	(0.2)	—	(0.1)	(0.2)
Depreciation	(28.0)	(19.3)	(11.6)	(1.8)	(60.8)
Exchange Difference	5.8	3.1	1.3	—	10.3
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Cost as of December 31, 2024	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation as of December 31, 2024	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Twelve-month period ended December 31, 2025
Opening net book value	100.7	119.4	101.1	2.5	323.6
Lease modification	2.2	2.6	1.6	0.1	6.4
Additions	143.4	137.8	9.2	0.8	291.2
Disposals	—	—	—	(0.1)	(0.1)
Depreciation	(33.5)	(30.9)	(13.4)	(1.6)	(79.4)
Impairment	—	(1.7)	—	—	(1.7)
Exchange Difference	(26.1)	(16.3)	(3.5)	(0.1)	(45.9)
Net book value as of December 31, 2025	186.7	210.8	95.0	1.6	494.1

Cost as of December 31, 2025	265.0	272.3	144.9	9.8	692.0
Accumulated Depreciation as of December 31, 2025	(78.3)	(61.5)	(49.9)	(8.2)	(197.9)
Net book value as of December 31, 2025	186.7	210.8	95.0	1.6	494.1

Schedule of Lease Liabilities
Reconciliation of lease liabilities:

(CHF in millions)	2025	2024

Lease liability balance at January 1,	347.5	228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3
Payments	(65.9)	(51.3)
Interest expenses paid	(21.3)	(15.2)
Disposals	(0.1)	(0.2)
Additions	281.4	153.7
Lease modification	6.0	5.4
Accrued interest	21.3	15.2
Exchange differences	(47.4)	10.9
Lease liability balance at December 31,	521.5	347.5
thereof current	81.2	59.1
thereof non-current	440.3	288.5